Advances from Customers - Schedule of Advances from Customers (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Advances from Customers [Line Items]
Advance received for software development	$ 32,000,000
Total advances from customers		210,704
Advance received for software development [Member]
Schedule of Advances from Customers [Line Items]
Advance received for software development		$ 210,704